Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Provision for Income Taxes Attributable to Income (Loss) Before Income Taxes
The provision for income taxes attributable to income (loss) before income taxes is as follows:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Federal:
Current	$—	$—	$—
Deferred	(1,142)	—	—

Provision for federal income taxes on continuing operations	$(1,142)	$—	$—

State:
Current	$5,746	$1,729	$2,156
Deferred	1,175	3,177	108

Provision for state income taxes on continuing operations	$6,921	$4,906	$2,264

Reconciliation of Federal Income Tax Statutory Rate and Effective Tax Rate
A reconciliation of the federal income tax statutory rate and the Company’s effective tax rate on income from continuing operations is as follows:

	Year Ended December 31,
	2018	2017	2016
Federal income tax statutory rate	21.0%	35.0%	35.0%
Federal valuation allowance	—	—	—
Income not subject to federal income tax	(21.5)	(35.0)	(35.0)
State taxes	3.1	2.9	6.0

Effective tax rate on income from continuing operations	2.6%	2.9%	6.0%

Major Tax-Effected Components of Net Deferred Tax Liability
The major
tax-effected
components of the Company’s net deferred tax liability are as follows:

	December 31,
	2018	2017
	(in thousands)
Deferred tax asset — federal and state
Accruals, reserves and other	$1,844	$—

Total deferred tax asset	$1,844	$—

Deferred tax liability — federal and state
Real estate investments, net	$(33,466)	$(28,544)
Other intangible assets, net	(2,012)	—

Total deferred tax liability	(35,478)	(28,544)

Net deferred tax liability	$(33,634)	$(28,544)